Branden T. Burningham

Attorney at Law

455 East 500 South, Suite 205

Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA

TELEPHONE:  (801) 363-7411

                                 FACSIMILE:  (801) 355-7126

June 1, 2009

Kevin Dougherty, Esq.

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549-4561

Re:

Re:

Wizzard Software Corporation, a Colorado corporation (the "Company")

Amendment No. 1 to Registration Statement on Form S-3-A1

Commission File No. 333-158996

Amendment No. 1 to Annual Report on Form 10-K-A1 for the calendar year ended December 31, 2008

Commission File No. 001-33935

Dear Mr. Dougherty:

Attached hereto are the above-referenced Forms, which have been prepared in response to the comment letter of Katherine Wray, dated June 1, 2009.  Both Ms. Wray’s comments, and the Company’s responses thereto, are set forth below.

1.  We note the filing does not include the signature of your controller or principal accounting officer.  If John Busshaus, your CFO, also serves as the controller or principal accounting officer, his signature should be captioned as such.  See Instructions 1 and 2 to the Signatures section of Form S-3.  This same comment applies to your Form 10-K for the fiscal year ended December 31, 2008.  Please amend your filings as necessary to provide the required signatures.

All of Mr. Busshaus’ signatures in both of the amended Forms have been corrected to indicate his status as the Company’s principal accounting officer.

2.  The report of your independent registered public accounting firm does not state that the audit was conducted in accordance with “the standards of the Public Company Accounting Oversight Board (United States),” as called for by Auditing Standard No. 1.  It instead refers to “generally accepted auditing standards in the United States of America.”  Please amend your filing to provide an audit report that contains the required language.

The Form 10-K-A1 contains an auditor’s report with the required language.

3.  Your management’s report on internal control over financial reporting does not contain an appropriate assessment of the effectiveness of your internal control over financial reporting as of the end of your most recent fiscal year, as required by Item 308T(a)(3) of Regulation S-K.  You disclose only that based on your assessment, management identified no material weakness.  Please amend your filing to provide an assessment that includes an express statement as to whether or not management concluded that your internal control over financial reporting is effective as of December 31, 2008.

The final sentence of Management’s Report on Internal Control over Financial Reporting in the Form 10-K-A1 contains an express statement as to management’s conclusions with respect to the effectiveness of the Company’s internal control over financial reporting as of December 31, 2008.

Please contact me with any additional comments or questions.

Thank you very much,

/s/ Branden T. Burningham

Branden T. Burningham

cc:  Wizzard Software Corporation